Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings
Balance at at Dec. 31, 2014	$ 87,435,385	$ 22,000,000	$ 31,449	$ 11,990,813	$ (4,330,712)	$ 5,476,375	$ 52,267,460
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	6,115,927						6,115,927
Other Comprehensive Income, Net of Tax:	(1,214,014)					(1,214,014)
Stock Compensation Expense	12,676						0
Cash Dividends On Preferred Stock	(440,000)						(440,000)
Cash Dividends On Common Stock	(942,552)						(942,552)
Balance at at Dec. 31, 2015	90,967,422	22,000,000	31,464	12,028,832	(4,330,712)	4,262,361	57,000,835
Nonvested Restricted Stock	(25,358)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	5,924,656
Other Comprehensive Income, Net of Tax:	(3,082,275)
Stock Compensation Expense	7,912
Cash Dividends On Preferred Stock	(422,889)
Cash Dividends On Common Stock	(942,552)
Balance at at Dec. 31, 2016	71,112,274	$ 0	31,464	12,036,744	(4,330,712)	1,180,086	62,220,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred Stock Redemption Discount	660,000
Payments for Repurchase of Preferred Stock and Preference Stock	(21,340,000)
Nonvested Restricted Stock	(25,358)
Net Income	5,918,340
Other Comprehensive Income, Net of Tax:	1,752,036
Cash Dividends On Common Stock	(1,060,729)
Balance at at Dec. 31, 2017	77,923,454		$ 31,539	$ 12,212,844	$ (4,330,712)	$ 2,932,122	$ 67,077,661
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, Other	0
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	25,358
Adjustments to Additional Paid in Capital, Other	0
Preferred Stock Redemption Discount	0
Payments for Repurchase of Preferred Stock and Preference Stock	0
Nonvested Restricted Stock	$ 0